Warrants (Tables)	12 Months Ended
Jun. 30, 2025
Warrants and Rights Note Disclosure [Abstract]
Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

As of February 28, 2025
Exercise price	$5.00
Stock price	$3.76
Expected life of the warrants (in years)	5.00
Risk free rate	4.00%
Dividend yield	-%
Volatility	54.43%

	Number of warrants	Weighted average exercise price	Weighted average remaining term (years)
Outstanding as of June 30, 2024	-	-
Issued	140,000	$5.00	5
Exercised	-	-	-
Forfeited of expired	-	-	-
Outstanding as of June 30, 2025	140,000	$5.00	4.67